UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21652
Fiduciary/Claymore MLP Opportunity Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices)(Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: December 1, 2010 - February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.
Attached hereto.

FMO Fiduciary/Claymore MLP Opportunity Fund
Portfolio of Investments
February 28, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 161.6%
	Common Stocks - 0.9%

	Oil and Gas Production - 0.9%
756,924	Abraxas Petroleum Corp.(a) (b) (d)	$ 4,501,052
	(Cost $2,468,889)

Principal
Amount	Description	Value
	Term Loans - 0.0%
$ 893,106	Clearwater Subordinated Note NR, (a) (b) (c) (d)	294,725
	(Cost $893,106)

Number
of Shares	Description	Value
	Master Limited Partnerships - 160.7%
	Coal - 6.7%
100,000	Alliance Holdings GP, LP	5,514,000
156,800	Alliance Resource Partners, LP	12,111,232
217,270	Natural Resource Partners, LP	7,736,985
365,000	Oxford Resource Partners, LP(e)	9,271,000
		34,633,217

	Consumer Discretionary - 0.9%
162,680	Stonemor Partners, LP(e)	4,688,438

	Diversified Gas Infrastructures - 74.8%
275,000	Chesapeake Midstream Partners, LP	7,161,000
966,587	Copano Energy, LLC(e)	35,000,115
280,000	Crestwood Midstream Partners, LP	8,428,000
627,095	DCP Midstream Partners, LP(e)	26,501,035
658,654	El Paso Pipeline Partners, LP(e)	24,831,256
664,450	Energy Transfer Equity, LP(e)	26,704,245
329,237	Energy Transfer Partners, LP(e)	18,052,065
1,753,201	Enterprise Products Partners, LP(e)	76,439,564
286,985	Exterran Partners, LP	8,523,454
381,225	MarkWest Energy Partners, LP(e)	17,117,002
167,085	ONEOK Partners, LP	13,893,118
233,590	PAA Natural Gas Storage, LP(a) (d)	5,676,285
1,150,800	Regency Energy Partners, LP(e)	31,957,716
508,415	Targa Resources Partners, LP	17,413,214
478,250	TC Pipelines, LP(e)	25,949,845
499,600	Western Gas Partners, LP	18,105,504
504,300	Williams Partners, LP(e)	26,152,998
		387,906,416

	Marine Transportation - 2.8%
498,700	Teekay Offshore Partners, LP (Marshall Islands)	14,347,599

	Midstream Oil Infrastructure - 58.9%
446,177	Buckeye Partners, LP, Class B(a) (b) (d) (f)	26,597,163
127,589	Enbridge Energy Management, LLC(f)	8,530,601
618,502	Enbridge Energy Partners, LP(b) (e)	41,464,374
923,305	Genesis Energy, LP(e)	26,942,040
405,570	Global Partners, LP(e)	11,072,061
269,725	Holly Energy Partners, LP(e)	16,089,096
916,850	Kinder Morgan Management, LLC(b) (e) (f)	60,154,528
662,726	Magellan Midstream Partners, LP(e)	40,055,159
109,955	NuStar Energy, LP	7,713,343
200,000	NuStar GP Holdings, LLC	7,382,000
607,851	Plains All American Pipeline, LP(e)	39,796,005
130,385	Sunoco Logistics Partners, LP(e)	11,537,769
200,000	TransMontaigne Partners, LP	7,956,000
		305,290,139

	Oil and Gas Production - 6.0%
389,212	EV Energy Partner, LP(e)	17,755,852
412,346	Pioneer Southwest Energy Partners, LP(e)	13,673,393
		31,429,245

	Propane - 10.6%
385,400	Ferrellgas Partners, LP(e)	10,941,506
308,711	Inergy, LP(e)	12,805,332
539,400	Suburban Propane Partners, LP(e)	31,096,410
		54,843,248

	Total Master Limited Partnerships - 160.7%
	(Cost $451,780,862)	833,138,302

	Total Long-Term Investments - 161.6%
	(Cost $455,142,857)	837,934,079

	Short-Term Investments - 1.6%
	Money Market - 1.6%
8,514,559	Dreyfus Treasury & Agency Cash Management - Investor Shares	8,514,559
	(Cost $8,514,559)

	Total Investments - 163.2%
	(Cost $463,657,416)	846,448,638
	Liabilities in excess of Other Assets - (29.5%)	(152,904,170)
	Borrowings - (33.7% of Net Assets or 20.7% of Total Investments)	(175,000,000)
	Net Assets - 100.0%	$ 518,544,468

LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership

(a)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $37,069,225 which represents 7.1% of net assets applicable to common shares.

(b)	Non-income producing security.
(c)	Company has filed for protection in federal bankruptcy court.
(d)
Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the restricted securities aggregate market value amounted to $37,069,225 or 7.1% of net assets.

(e)
All or a portion of these securities have been physically segregated in connection with swap agreements or as collateral for borrowings outstanding.  As of February 28, 2011, the total amount segregated was $434,351,202.

(f)	While non-income producing, security makes regular in-kind distributions

See previously submitted notes to financial statements for the period ended November 30, 2010

Summary of Investments by Sector Classification
Sector	% of Total Long-Term Investments
Diversified Gas Infrastructures	46.3%
Midstream Oil Infrastructure	36.4%
Propane	6.5%
Oil and Gas Production	4.3%
Coal	4.2%
Marine Transportation	1.7%
Consumer Discretionary	0.6%

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 450,399,032	$ 419,760,088	$ (23,710,482)	$ 396,049,606

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values
Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund values Level 2 derivatives using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and interest rate fluctuations.

The fair value estimates for the Fund's Level 3 securities in the Fund were determined in good faith by the Pricing
Committee pursuant to the Valuation Procedures established in good faith by management and approved by the
Board of Trustees. There were various factors considered in reaching fair value determination including, but not limited to, the following: type of security, analysis of the company's performance, and the present value of the potential future earnings of the investment.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$-	$4,501	$-	$4,501
Master Limited Partnerships:
Coal	34,633	-	-	34,633
Consumer Discretionary	4,688	-	-	4,688
Diversified Gas Infrastructures	382,231	5,676	-	387,907
Marine Transportation	14,348	-	-	14,348
Midstream Oil Infrastructure	278,693	26,597	-	305,290
Oil and Gas production	31,429	-	-	31,429
Propane	54,843	-	-	54,843
Other Equity Securities	-	-	-	-
Incentive Distribution Rights	-	-	-	-
Warrants	-	-	-	-
Term Loans	-	-	295	295
Money Market Fund	8,515	-	-	8,515
Total	$809,380	$36,774	$295	$846,449

Liabilities:
Derivatives	$-	3,457	$-	$3,457
Total	$-	$3,457	$-	$3,457

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February 28, 2011.

Level 3 Holdings
Beginning Balance at 11/30/10
Other Equity Securities	$-
Incentive Distribution Rights	-
Term Loans	408
Total Realized Gain/Loss
Other Equity Securities	-
Incentive Distribution Rights	-
Term Loans	(231)
Change in Unrealized Gain/Loss
Other Equity Securities	-
Incentive Distribution Rights	-
Term Loans	231
Purchases	-
Sales	(113)
Transfers In	-
Transfers Out	-
Ending Balance
Other Equity Securities	-
Incentive Distribution Rights	-
Term Loans	295
Total Level 3 holdings	$295

There were no transfers between Levels.

Interest Rate Swap Agreements

					Unrealized
	Termination	Notional			Appreciation/
Counterparty	Date	Amount ($000)	Fixed Rate	Floating Rate	(Depreciation)
Merrill Lynch	1/30/2013	$30,000	3.49%	1 - Month LIBOR	(1,642,865)
Morgan Stanley	3/19/2013	$30,000	3.13%	1 - Month LIBOR	(1,814,182)
					$(3,457,047)
For each swap noted, the Fund is obligated to pay the fixed rate and entitled to receive the floating rate.

Restricted Securities					Price at
					Acquisition
	Date of			Fair Market	Date	2/28/2011
Security	Acquisition	Shares/Par	Current Cost	Value	(unrestricted)*	Price

Abraxas Petroleum Corp.	10/5/2009	756,924	$2,468,889	$4,501,052	$1.75	$5.9465
Buckeye Partners, L.P., Class B	1/18/2011	446,177	$25,000,062	$26,597,163	$68.35	$59.6112
Clearwater Subordinate Note	8/6/2008	$79,709	$79,709	$26,304	$100.00	$33.00
Clearwater Subordinate Note	9/29/2008	$759,880	$759,880	$250,760	$100.00	$33.00
Clearwater Subordinate Note	1/9/2009	$53,517	$53,517	$17,661	$100.00	$33.00
PAA Natural Gas Storage, L.P.	2/8/2011	233,590	$4,950,000	$5,676,285	$24.47	$24.3002
Total			$33,312,057	$37,069,225

*Valuation of unrestricted security on the acquisition date of the restricted shares.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fiduciary/Claymore MLP Opportunity Fund

By:          /s/ Kevin M. Robinson

Name:     Kevin M. Robinson

Title:       Chief Executive Officer and Chief Legal Officer

Date:       April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin M. Robinson

Name:     Kevin M. Robinson

Title:       Chief Executive Officer and Chief Legal Officer

Date:       April 28, 2011

By:          /s/ John Sullivan

Name:     John Sullivan

Title:       Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:       April 28, 2011